Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WANGER ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	wat_SupplementTextBlock

Supplement dated October 20, 2015

to the Prospectus dated May 1, 2015 for the following Fund:

WANGER ADVISORS TRUST
Wanger International

Effective immediately, the Fund's prospectus is hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The third paragraph that appears under the heading Summary of the Fund – Principal Investment Strategies is replaced in its entirety with the following:

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with those of the MSCI ACWI Ex USA Small Cap Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Global Ex-U.S. Between $500 Million and $5 Billion® Index (the Former Index). The MSCI ACWI Ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging markets countries. It has 4,240 constituents (as of September 30, 2015) and covers approximately 14% of the global equity opportunity set outside the United States. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index, a subset of the broad market selected by S&P that represents the mid- and small-cap developed and emerging markets, excluding the United States. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

4.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	5 Years	10 Years
MSCI ACWI Ex USA Small Cap Index (Net) (reflects no deductions for fees, expenses or taxes)	-4.03%	6.80%	6.86%
S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	-1.76%	7.14%	7.65%

Supplement dated October 20, 2015

to the Prospectus dated May 1, 2015 for the following Fund:

WANGER ADVISORS TRUST
Wanger International Select

Effective immediately, the Fund's prospectus is hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The fourth paragraph that appears under the heading Summary of the Fund – Principal Investment Strategies is replaced in its entirety with the following:

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with the MSCI ACWI Ex USA Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (the Former Index). The MSCI ACWI Ex USA Index (Net) captures large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging markets countries. It has 1,843 constituents (as of September 30, 2015) and covers approximately 85% of the global equity opportunity set outside the United States. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index, a subset of the broad market selected by S&P that represents the mid-cap developed market excluding the United States. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

3.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	5 Years	10 Years
MSCI ACWI Ex USA Index (Net) (reflects no deductions for fees, expenses or taxes)	-3.87%	4.43%	5.13%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)	-2.10%	7.53%	6.25%

Wanger International
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wat_SupplementTextBlock

Supplement dated October 20, 2015

to the Prospectus dated May 1, 2015 for the following Fund:

WANGER ADVISORS TRUST
Wanger International

Effective immediately, the Fund's prospectus is hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The third paragraph that appears under the heading Summary of the Fund – Principal Investment Strategies is replaced in its entirety with the following:

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with those of the MSCI ACWI Ex USA Small Cap Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Global Ex-U.S. Between $500 Million and $5 Billion® Index (the Former Index). The MSCI ACWI Ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging markets countries. It has 4,240 constituents (as of September 30, 2015) and covers approximately 14% of the global equity opportunity set outside the United States. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index, a subset of the broad market selected by S&P that represents the mid- and small-cap developed and emerging markets, excluding the United States. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

4.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	5 Years	10 Years
MSCI ACWI Ex USA Small Cap Index (Net) (reflects no deductions for fees, expenses or taxes)	-4.03%	6.80%	6.86%
S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	-1.76%	7.14%	7.65%

Wanger International Select
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wat_SupplementTextBlock

Supplement dated October 20, 2015

to the Prospectus dated May 1, 2015 for the following Fund:

WANGER ADVISORS TRUST
Wanger International Select

Effective immediately, the Fund's prospectus is hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The fourth paragraph that appears under the heading Summary of the Fund – Principal Investment Strategies is replaced in its entirety with the following:

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with the MSCI ACWI Ex USA Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (the Former Index). The MSCI ACWI Ex USA Index (Net) captures large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging markets countries. It has 1,843 constituents (as of September 30, 2015) and covers approximately 85% of the global equity opportunity set outside the United States. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index, a subset of the broad market selected by S&P that represents the mid-cap developed market excluding the United States. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

3.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	5 Years	10 Years
MSCI ACWI Ex USA Index (Net) (reflects no deductions for fees, expenses or taxes)	-3.87%	4.43%	5.13%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)	-2.10%	7.53%	6.25%